Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant And Equipment
Summary Of Property, Plant And Equipment [Table Text Block]
	Lives (years)	2018	2017
Land	-	$2,714	$1,630
Buildings and improvements	2-44	38,013	36,319
Central office equipment[1]	3-10	95,173	94,076
Cable, wiring and conduit	15-50	73,397	67,695
Satellites	14-17	2,961	2,967
Other equipment	3-20	93,782	90,017
Software	3-7	19,124	16,750
Under construction	-	5,526	4,045
		330,690	313,499
Accumulated depreciation and amortization		199,217	188,277
Property, plant and equipment - net		$131,473	$125,222
[1]	Includes certain network software.